Financial instruments - fair values - Additional Information (Detail) € in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts | $		$ 88.0
Earnout Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase or decrease in the share price volatility	5.00%	5.00%
Increase in the fair value of the Earnout Shares	€ 10.9
Decrease in the Fair Value Of The Earnout Shares	€ 16.5
Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase or decrease in the share price volatility	5.00%	5.00%
Increase in the fair value of the Private Warrant	€ 1.2
Decrease in the fair value of the Private Placement Warrants	1.2
Credit risk [member] | Digital Gaming Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts | $					$ 50.0
Credit risk [member] | Digital Gaming Corporation [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts | $		$ 50.0
Credit risk [member] | Digital Gaming Corporation [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts | $		$ 150.0
Digiprocessing and Haber [Member] | Bellerive Capital Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired		100.00%			100.00%
Funding and Option Arrangements Proceeds Received Over Initial Funding Arrangements	€ 1.7			€ 15.8